ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 5, 2017

Robert M. Schmidt (617) 951-7831 robert.schmidt@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: Allianz Funds Multi-Strategy Trust (the “Trust”) (Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated May 3, 2017, for Institutional Class and Class P shares of AllianzGI Global High Yield Fund (the “Fund”), do not differ from those contained in the most recent amendment to the Fund’s registration statement on file with the Commission; and

2. the text of the most recent amendment to the Fund’s registration statement was filed electronically with the Commission on May 3, 2017 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7831 with any questions or comments regarding this matter.

Kind regards,

/s/ Robert M. Schmidt
Robert M. Schmidt

cc:	Thomas J. Fuccillo, Esq.

Angela Borreggine, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.

Elizabeth A. Martin, Esq.